Ordinary Shares	12 Months Ended
Dec. 31, 2025
Ordinary Shares [Abstract]
ORDINARY SHARES

17. ORDINARY SHARES

The number of authorized shares is 5,000,000,000 shares with a par value of US$0.00001 per share. The authorized shares of the Company were consisted of 2,713,770,293 ordinary shares and 2,286,229,707 preferred shares as of December 31, 2024. On May 12, 2025, the Company amended its memorandum and articles of association to increase the authorized share capital to 20,000,000,000 shares, comprising 16,000,000,000 Class A ordinary shares and 800,000,000 Class B ordinary shares, with the remaining 3,200,000,000 shares to be designated by the Board of Directors, with a par value of US$0.00001 each.

On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq: (i) the existing ordinary shares were converted into 117,373,899 Class A ordinary shares and 342,773,160 Class B ordinary shares in accordance with the exchange ratio as of December 31, 2024; (ii) all convertible redeemable preferred shares were converted into 2,286,229,707 Class A ordinary shares; (iii) the Company issued 113,050,000 Class A ordinary shares to investors, at a purchase price equal to $4.1 per share.

As of December 31, 2025, the Company had 2,859,426,766 ordinary shares issued and outstanding, comprising 2,516,653,606 Class A ordinary shares and 342,773,160 Class B ordinary shares.